CASH AND CASH EQUIVALENTS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and cash equivalents at banks and on hand	$ 932,000,000	$ 756,000,000
Cash equivalents with original maturity of less than three months	318,000,000	1,052,000,000
Cash and cash equivalents	1,250,000,000	1,808,000,000	[1]
Less overdrafts	(46,000,000)	(17,000,000)
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,204,000,000	1,791,000,000		$ 1,314,000,000	$ 2,942,000,000
Restricted cash	0	0
Investments in money market funds	155,000,000	349,000,000
Overdrafts	$ 46,000,000	$ 17,000,000

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.